Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2022
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Cerro Colorado	Copper	455	–	–	455

Other	Various	60	–	–	60

Total impairment of non-current assets		515	–	–	515

Reversal of impairment		–	–	–	–
Net impairment of non-current assets – Continuing operations		515	–	–	515
Net impairment of non-current assets – Discontinued operations		–	–	–	–

Net impairment of non-current assets		515	–	–	515

		2021 Restated
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
New South Wales Energy Coal	Coal	1,025	32	–	1,057
Cerrejón	Coal	–	–	466	466
Potash	G&U	1,314	–	–	1,314
Other	Various	135	1	–	136

Total impairment of non-current assets		2,474	33	466	2,973

Reversal of impairment		–	–	–	–
Net impairment of non-current assets – Continuing operations		2,474	33	466	2,973
Net impairment of non-current assets – Discontinued operations		109	19	–	128

Net impairment of non-current assets		2,583	52	466	3,101

Summary of Goodwill Allocated to Cash Generating Units	The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

Cash generating unit	2022	2021
	US$M	US$M
Olympic Dam	1,010	1,010
Other	187	187

Total goodwill	1,197	1,197